EMPLOYEE OPTION PLANS (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Matrix [Member]	Dec. 31, 2011 Matrix [Member]
Outstanding - Number of Options		543,840	2,191,665
Granted - Number of Options			0
Exercised - Number of Options			(91,665)
Forfeited - Number of Options			0
Outstanding - Number of Options		543,840	210,000	2,191,665
Exercisable - Number of Options			0
Granted - Weighted average exercise price	$ 16.05		$ 0
Exercised - Weighted average exercise price			$ 0.33
Forfeited - Weighted average exercise price			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 3.85	$ 4.57
Exercisable - Weighted average exercise price			$ 0
Outstanding - Weighted average remaining contractual term (in years)			2 years 9 months 18 days	3 years 8 months 23 days
Outstanding - Aggregate intrinsic value			$ 1,162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			0
Outstanding at December 31, 2012			$ 976